Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Commitments to Purchase Eligible Services and Offerings

The Company’s future commitments to purchase eligible services and offerings from Microsoft, Google and Amazon Web Services is summarized in the table below:

Future commitment amount in USD millions
Microsoft	$150
Google	36
Amazon Web Services	43
Total Commitment	$229